Segments (Tables)	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Summary of Revenue by Segment and Region
Following is financial information related to operating segments:

(in thousands)
For the year ended June 30, 2021	Wholesale	Direct to Consumer	Business to Business	Other/ Non-Allocable	Total
Net revenues	$72,908	$66,605	$77,440	$3,789	$220,742
Income from operations	$15,044	$11,437	$17,944	$(35,245)	$9,180

For the year ended June 30, 2020	Wholesale	Direct to Consumer	Business to Business	Other/ Non-Allocable	Total
Net revenues	$75,435	$55,639	$54,056	$4,789	$189,919
Income from operations	$14,777	$7,149	$14,783	$(28,971)	$7,738